One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

VIA EDGAR TRANSMISSION

August 15, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AuguStar Variable Account A ("Registrant")
AuguStar Life Insurance Company ("Depositor")
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
(Investment Company Act Number 811-1978)
(Central Index Key 0000073981)

PRODUCT NAME	FILE NUMBER	PRODUCT NAME	FILE NUMBER
ONcore Flex	333-43511	ONcore Premier (sold before October 1, 2012)	333-43515
ONcore Flex II	333-164069	ONcore Premier (sold on or after October 1, 2012)	333-182250
ONcore Lite	333-52006	ONcore Value (sold before October 1, 2012)	333-43513
ONcore Lite II	333-156430	ONcore Value (sold on or after October 1, 2012)	333-182248
ONcore Lite III	333-164075	ONcore Wealth Foundation 4	333-171785
ONcore Premier II	333-164070	ONcore Wealth Foundation 7	333-171785
ONcore Select 4	333-212677	ONcore Wrap	333-134982
ONcore Select 7	333-212677	ONcore Xtra (sold before October 1, 2012)	333-86603
ONcore Ultra	333-134288	ONcore Xtra (sold on or after October 1, 2012)	333-182249
ONcore Ultra II	333-156432	ONcore Xtra II	333-164073

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 433-5690.

Very truly yours,

/s/ Manda Ghaferi
Manda Ghaferi
General Counsel